Long Term Debt - Schedule Of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-Term Debt, Total	$ 548,585	$ 545,591
Current portion of long-term debt	44,849	60,799
Long-term debt	503,736	484,792
Current portion of deferred financing costs	2,478	2,608
Deferred financing costs non-current	5,964	6,342
Total deferred financing costs	8,442	8,950
Total debt, net of deferred financing costs	540,143	536,641
Current portion of long-term debt, net	42,371	58,191
Long-term debt, net	497,772	478,450
Line of credit | Line of credit
Debt Instrument [Line Items]
Long-Term Debt, Total	154,458	120,645
Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-Term Debt, Total	121,450	105,000
Sale and leaseback financing
Debt Instrument [Line Items]
Long-Term Debt, Total	155,283	216,082
Bonds
Debt Instrument [Line Items]
Long-Term Debt, Total	117,394	103,864
Staloudi - Marilem - Kastrolem | Line of credit | Line of credit | April 2024
Debt Instrument [Line Items]
Long-Term Debt, Total	0	40,800
Monagrouli | Line of credit | Line of credit | April 2020
Debt Instrument [Line Items]
Long-Term Debt, Total	16,720	16,720
Pelea - Vasstwo - Eniaprohi - Vassone | Line of credit | Line of credit | December 2018
Debt Instrument [Line Items]
Long-Term Debt, Total	17,750	17,750
Staloudi - Marilem - Kastrolem - Maxdeka - Shikoku - Shikokutessera - Glovertwo | Line of credit | Line of credit | September 2025
Debt Instrument [Line Items]
Long-Term Debt, Total	77,613	0
Shimafive | Line of credit | October 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	21,000	22,500
Shimaseven | Line of credit | January 2024
Debt Instrument [Line Items]
Long-Term Debt, Total	21,375	22,875
Eptaprohi - Soffive - Marinouki - Pemer - Lofou | Line of credit | Revolving credit facility | December 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	53,000	60,000
Armonikos - Metamou - Vaslem - Stalem | Line of credit | Revolving credit facility | August 2024
Debt Instrument [Line Items]
Long-Term Debt, Total	5,000	20,000
Safe Bulkers | Line of credit | Revolving credit facility | July 2025
Debt Instrument [Line Items]
Long-Term Debt, Total	5,000	0
Safe Bulkers | Line of credit | Revolving credit facility | June 2025
Debt Instrument [Line Items]
Long-Term Debt, Total	5,000	0
Pentakomo - Gloverthree - Gloverseven | Line of credit | Revolving credit facility | June 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	46,250	25,000
Shimanine | Line of credit | Revolving credit facility | September 2025
Debt Instrument [Line Items]
Long-Term Debt, Total	7,200	0
Maxdeka | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	0	10,589
Shikoku | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	0	11,138
Shikokutessera | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	0	10,972
Glovertwo | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	0	10,200
Maxtessera | Sale and leaseback financing | April 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	14,367	17,925
Kyotofriendo One | Sale and leaseback financing | September 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	15,632	18,689
Pinewood | Sale and leaseback financing | February 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	15,079	16,951
Shikokuepta | Sale and leaseback financing | August 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	15,167	17,167
Agros | Sale and leaseback financing | May 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	19,703	21,450
Yasudyo | Sale and leaseback financing | September 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	25,452	27,251
Shimaeight | Sale and leaseback financing | November 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	23,883	25,750
Shimasix | Sale and leaseback financing | January 2024
Debt Instrument [Line Items]
Long-Term Debt, Total	26,000	28,000
Safe Bulkers Participations | Bonds | February 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	$ 117,394	$ 103,864